Transactions with Related Parties (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 17, 2010	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Amounts due to affiliate companies
General and administrative fees		$ 14,008	$ 14,764	$ 14,617
Payments made during the period to acquire fixed assets		7,881	68,433	27,998
Compensation under employment agreements		6,260	6,931	7,351
Total general expenses		$ 4,014	4,430	3,414
Class B Common Stock
Amounts due to affiliate companies
Common Stock Voting Rights	ten votes per share
Employment Agreements
Amounts due to affiliate companies
Period of the renewed employment agreement		1
Days required for cancellation written notice for agreement		90
Minimum
Amounts due to affiliate companies
Compensation under employment agreement		$ 280
Maximum
Amounts due to affiliate companies
Compensation under employment agreement		340
Key Employees
Amounts due to affiliate companies
Compensation under employment agreements		$ 900	900	900
Navios Holdings | Administrative services agreement
Amounts due to affiliate companies
Duration of agreement		5 years
General and administrative fees		$ 760	760	740
Holdux Maritima Leasing Corp.
Amounts due to affiliate companies
Acquisition cost					$ 13,443
Final installment payable					Jun. 30, 2016
Number of semiannual installments					7
Payments made during the period to acquire fixed assets		9,618
Amounts payable		3,825
Empresa Hotelera Argentina S.A. and Pit Jet S.A. | Lodging and travel services
Amounts due to affiliate companies
Amounts payable		4	20
Total general expenses		$ 34	$ 191	$ 98